Revenue - Summary of Changes in Contract Assets and Contract Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract assets
Net increase of customer contracts	$ 6,035	$ 5,972	$ 6,066
Reclassified to trade receivables	(6,039)	(5,681)	(6,405)
Significant changes of contract assets	(4)	291	(339)
Contract liabilities
Net increase of customer contracts	0	7	22
Recognized as revenues	(12)	(30)	(89)
Significant changes of contract liabilities	$ (12)	$ (23)	$ (67)